SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Total current assets	$ 34,862,593	$ 32,692,977
Total assets	41,359,783	38,282,939
Total current liabilities	4,827,481	3,840,477
Total liabilities	5,206,060	4,214,643
Variable Interest Entity, Primary Beneficiary [Member]
Total current assets	270,205	240,420
Total assets	1,459,410	1,457,986
Total current liabilities	3,376	18,080
Total liabilities	$ 3,376	$ 18,080